Summary of Significant Accounting Policies - Schedule of Cumulative Effect of Adjustments Due to Adoption of ASC 606 (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018
Accounts receivable, net	$ 3,275,317			$ 3,449,487	$ 3,449,487	$ 4,675,588	$ 4,333,727
Inventory, net	8,618,182			8,126,634	8,126,634	12,952,850	13,347,318
Total Assets	14,862,893			13,481,318	13,481,318	18,244,859	18,297,466
Accounts payable and accruals	2,556,061			3,155,741	3,155,741	4,409,232	4,543,359
Accumulated deficit	(5,101,428)			(3,853,139)	(3,853,139)	(1,494,927)	(1,576,447)
Total liabilities and stockholder's deficit	14,862,893			13,481,318	13,481,318	18,244,859	$ 18,297,466
Revenue, Net	6,510,774		$ 8,190,417	32,165,933		36,951,923
Cost of revenue	5,600,914		7,507,068	27,227,664		31,254,430
Net Loss	$ (1,239,297)	$ (768,118)	$ (768,119)	$ (2,277,116)	(2,277,116)	343,156
Basic and diluted net loss per common share				$ (0.15)
Effect of Change [Member]
Accounts receivable, net				$ (243,177)	(243,177)
Inventory, net				281,361	281,361
Total Assets				38,184	38,184
Accounts payable and accruals				127,589	127,589
Accumulated deficit				(89,405)	(89,405)
Total liabilities and stockholder's deficit				38,184	38,184
Revenue, Net				(472,171)
Cost of revenue				(382,766)
Net Loss				$ (89,405)
Basic and diluted net loss per common share				$ (0.01)
Adjustments due to Adoption of ASC 606 [Member]
Accounts receivable, net						(341,861)
Inventory, net						394,468
Total Assets						52,607
Accounts payable and accruals						134,127
Accumulated deficit						(81,520)
Total liabilities and stockholder's deficit						$ 52,607
Balances without Adoption of ASC 606 [Member]
Accounts receivable, net				$ 3,206,310	3,206,310
Inventory, net				8,407,995	8,407,995
Total Assets				13,519,502	13,519,502
Accounts payable and accruals				3,283,330	3,283,330
Accumulated deficit				(3,942,544)	(3,942,544)
Total liabilities and stockholder's deficit				13,519,502	$ 13,519,502
Revenue, Net				32,638,104
Cost of revenue				27,610,430
Net Loss				$ (2,187,711)
Basic and diluted net loss per common share				$ (0.15)